UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA REAL RETURN FUND
MARCH 31, 2013

                                                                      (Form N-Q)

94425-0513                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
March 31, 2013 (unaudited)

                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (12.1%)

              COMMON STOCKS (10.2%)

              CONSUMER DISCRETIONARY (0.6%)
              -----------------------------
              ADVERTISING (0.1%)
    7,700     Omnicom Group, Inc.                                                 $    453
                                                                                  --------
              GENERAL MERCHANDISE STORES (0.2%)
    6,700     Target Corp.                                                             459
                                                                                  --------
              HOME IMPROVEMENT RETAIL (0.1%)
   10,400     Lowe's Companies, Inc.                                                   394
                                                                                  --------
              SPECIALIZED CONSUMER SERVICES (0.2%)
   17,600     H&R Block, Inc.                                                          518
                                                                                  --------
              Total Consumer Discretionary                                           1,824
                                                                                  --------
              CONSUMER STAPLES (1.0%)
              -----------------------
              DRUG RETAIL (0.2%)
   13,900     Walgreen Co.                                                             663
                                                                                  --------
              FOOD DISTRIBUTORS (0.1%)
   10,500     Sysco Corp.                                                              369
                                                                                  --------
              HOUSEHOLD PRODUCTS (0.1%)
    5,738     Procter & Gamble Co.                                                     442
                                                                                  --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    6,100     Wal-Mart Stores, Inc.                                                    456
                                                                                  --------
              SOFT DRINKS (0.2%)
    7,085     PepsiCo, Inc.                                                            561
                                                                                  --------
              TOBACCO (0.2%)
    4,510     Lorillard, Inc.                                                          182
    6,149     Philip Morris International, Inc.                                        570
                                                                                  --------
                                                                                       752
                                                                                  --------
              Total Consumer Staples                                                 3,243
                                                                                  --------
              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.9%)
    9,702     Chevron Corp.                                                          1,153
   10,265     Exxon Mobil Corp.                                                        925
   10,850     Occidental Petroleum Corp.                                               850
                                                                                  --------
                                                                                     2,928
                                                                                  --------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    8,500     ConocoPhillips                                                           511
                                                                                  --------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   13,468     Spectra Energy Corp.                                                     414
                                                                                  --------

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1  | USAA Real Return Fund
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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              Total Energy                                                        $  3,853
                                                                                  --------
              FINANCIALS (1.9%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    2,400     BlackRock, Inc.                                                          617
    7,200     State Street Corp.                                                       425
                                                                                  --------
                                                                                     1,042
                                                                                  --------
              CONSUMER FINANCE (0.1%)
    6,800     Capital One Financial Corp.                                              374
                                                                                  --------
              DIVERSIFIED BANKS (0.3%)
   24,176     Wells Fargo & Co.                                                        894
                                                                                  --------
              LIFE & HEALTH INSURANCE (0.2%)
   19,755     MetLife, Inc.                                                            751
                                                                                  --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   20,919     JPMorgan Chase & Co.                                                     993
                                                                                  --------
              PROPERTY & CASUALTY INSURANCE (0.2%)
    5,430     Travelers Companies, Inc.                                                457
                                                                                  --------
              REGIONAL BANKS (0.4%)
   21,010     BB&T Corp.                                                               660
    7,000     PNC Financial Services Group, Inc.                                       465
                                                                                  --------
                                                                                     1,125
                                                                                  --------
              THRIFTS & MORTGAGE FINANCE (0.1%)
   30,225     People's United Financial, Inc.                                          406
                                                                                  --------
              Total Financials                                                       6,042
                                                                                  --------
              HEALTH CARE (1.3%)
              ------------------
              HEALTH CARE EQUIPMENT (0.1%)
    8,498     Medtronic, Inc.                                                          399
                                                                                  --------
              PHARMACEUTICALS (1.2%)
   23,530     AbbVie, Inc.                                                             959
   14,398     Johnson & Johnson                                                      1,174
   19,660     Merck & Co., Inc.                                                        870
   31,500     Pfizer, Inc.                                                             909
                                                                                  --------
                                                                                     3,912
                                                                                  --------
              Total Health Care                                                      4,311
                                                                                  --------
              INDUSTRIALS (1.4%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
   11,900     Raytheon Co.                                                             700
    7,760     United Technologies Corp.                                                725
                                                                                  --------
                                                                                     1,425
                                                                                  --------
              AIR FREIGHT & LOGISTICS (0.2%)
    8,519     United Parcel Service, Inc. "B"                                          732
                                                                                  --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    4,000     Caterpillar, Inc.                                                        348
                                                                                  --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
   17,463     Republic Services, Inc.                                                  576
                                                                                  --------
              INDUSTRIAL CONGLOMERATES (0.3%)
   46,035     General Electric Co.                                                   1,064
                                                                                  --------
              INDUSTRIAL MACHINERY (0.1%)
    2,740     Stanley Black & Decker, Inc.                                             222
                                                                                  --------

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                                                   Portfolio of Investments |  2

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              Total Industrials                                                   $  4,367
                                                                                  --------
              INFORMATION TECHNOLOGY (1.4%)
              -----------------------------
              COMMUNICATIONS EQUIPMENT (0.6%)
   46,610     Cisco Systems, Inc.                                                      974
    9,900     Motorola Solutions, Inc.                                                 634
    3,850     QUALCOMM, Inc.                                                           258
                                                                                  --------
                                                                                     1,866
                                                                                  --------
              COMPUTER HARDWARE (0.1%)
     410      Apple, Inc.                                                              182
                                                                                  --------
              SEMICONDUCTORS (0.4%)
   34,580     Intel Corp.                                                              755
   16,000     Texas Instruments, Inc.                                                  568
                                                                                  --------
                                                                                     1,323
                                                                                  --------
              SYSTEMS SOFTWARE (0.3%)
   38,880     Microsoft Corp.                                                        1,113
                                                                                  --------
              Total Information Technology                                           4,484
                                                                                  --------
              MATERIALS (0.5%)
              ----------------
              DIVERSIFIED CHEMICALS (0.1%)
    6,800     E.I. du Pont de Nemours and Co.                                          334
                                                                                  --------
              DIVERSIFIED METALS & MINING (0.1%)
    8,400     Freeport-McMoRan Copper & Gold, Inc.                                     278
                                                                                  --------
              PAPER PACKAGING (0.1%)
    7,900     Bemis Co., Inc.                                                          319
                                                                                  --------
              PAPER PRODUCTS (0.1%)
    8,150     International Paper Co.                                                  380
                                                                                  --------
              STEEL (0.1%)
    9,445     Steel Dynamics, Inc.                                                     150
                                                                                  --------
              Total Materials                                                        1,461
                                                                                  --------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   20,313     AT&T, Inc.                                                               745
    8,300     CenturyLink, Inc.                                                        292
                                                                                  --------
                                                                                     1,037
                                                                                  --------
              Total Telecommunication Services                                       1,037
                                                                                  --------
              UTILITIES (0.6%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    4,100     Northeast Utilities                                                      178
    5,970     Southern Co.                                                             280
    9,101     Xcel Energy, Inc.                                                        270
                                                                                  --------
                                                                                       728
                                                                                  --------
              GAS UTILITIES (0.1%)
    8,300     ONEOK, Inc.                                                              396
                                                                                  --------
              MULTI-UTILITIES (0.3%)
   19,300     CenterPoint Energy, Inc.                                                 462
   13,300     CMS Energy Corp.                                                         372
                                                                                  --------
                                                                                       834
                                                                                  --------
              Total Utilities                                                        1,958
                                                                                  --------
              Total Common Stocks (cost: $28,120)                                   32,580
                                                                                  --------

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3  | USAA Real Return Fund

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.3%)

              ENERGY (0.3%)
              -------------
              Oil & Gas Exploration & Production (0.3%)
    1,000     Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)           $  1,021
                                                                                  --------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (1.6%)
   54,671     iShares iBoxx High Yield Corporate Bond Fund (cost: $5,000)            5,158
                                                                                  --------
              Total U.S. Equity Securities(cost: $34,107)                           38,759
                                                                                  --------
              INTERNATIONAL EQUITY SECURITIES (15.8%)

              COMMON STOCKS (1.6%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              HOTELS, RESORTS & CRUISE LINES (0.1%)
   10,500     Carnival Corp.                                                           360
                                                                                  --------
              CONSUMER STAPLES (0.2%)
              -----------------------
              PACKAGED FOODS & MEAT (0.2%)
   13,310     Unilever N.V.                                                            546
                                                                                  --------
              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.2%)
   11,183     Royal Dutch Shell plc ADR                                                729
                                                                                  --------
              OIL & GAS DRILLING (0.1%)
    5,100     Transocean Ltd.*                                                         265
                                                                                  --------
              Total Energy                                                             994
                                                                                  --------
              HEALTH CARE (0.2%)
              ------------------
              PHARMACEUTICALS (0.2%)
   10,460     Novartis AG ADR                                                          745
                                                                                  --------
              INDUSTRIALS (0.2%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    9,721     Eaton Corp. plc                                                          595
                                                                                  --------
              MATERIALS (0.1%)
              ----------------
              STEEL (0.1%)
    6,000     Rio Tinto plc ADR                                                        283
                                                                                  --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    8,071     Rogers Communications, Inc. B                                            412
   34,465     Vodafone Group plc ADR                                                   979
                                                                                  --------
                                                                                     1,391
                                                                                  --------
              Total Telecommunication Services                                       1,391
                                                                                  --------
              Total Common Stocks (cost: $4,578)                                     4,914
                                                                                  --------

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                                                   Portfolio of Investments |  4

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (10.5%)
    9,000     iShares MSCI Brazil Capped Index Fund                               $    490
   60,000     iShares MSCI Emerging Markets ETF                                      3,046
    7,000     iShares MSCI Indonesia Investable Market Index Fund                      244
   28,000     iShares MSCI Malaysia Index Fund                                         419
   10,000     iShares MSCI Philippines Investable Market Index Fund                    411
   38,000     iShares MSCI Russia Capped Index Fund                                    836
    4,500     iShares MSCI Thailand Capped Investable Market Index Fund                410
   13,000     iShares MSCI Turkey Investable Market Index Fund                         926
  552,150     Vanguard MSCI Emerging Markets ETF                                    23,682
   40,000     WisdomTree Emerging Markets Equity Income Index ETF                    2,202
   56,000     WisdomTree India Earnings Fund                                         1,006
                                                                                  --------
              Total Exchange-Traded Funds (cost: $34,462)                           33,672
                                                                                  --------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (3.7%)
   10,000     iShares JPMorgan Emerging Markets Bond Fund                            1,174
  200,000     WisdomTree Emerging Markets Local Debt Fund                           10,514
                                                                                  --------
              Total Fixed-Income Exchange-Traded Funds (cost: $11,790)              11,688
                                                                                  --------
              Total International Equity Securities(cost: $50,830)                  50,274
                                                                                  --------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (8.0%)

              GOLD (3.4%)

              AFRICAN GOLD COMPANIES (0.5%)
   18,500     AngloGold Ashanti Ltd. ADR                                               436
   30,000     Gold Fields Ltd. ADR                                                     233
  120,000     Harmony Gold Mining Co. Ltd. ADR                                         769
    7,500     Sibanye Gold Ltd. ADR                                                     42
                                                                                  --------
                                                                                     1,480
                                                                                  --------
              AUSTRALIAN GOLD COMPANIES (0.2%)
   27,800     Newcrest Mining Ltd.                                                     580
                                                                                  --------
              EUROPEAN GOLD COMPANIES (0.1%)
    4,000     Randgold Resources Ltd. ADR                                              344
                                                                                  --------
              NORTH AMERICAN GOLD COMPANIES (2.5%)
   15,000     Agnico-Eagle Mines Ltd.                                                  616
   15,000     Alamos Gold, Inc.                                                        206
   19,000     Allied Nevada Gold Corp.*                                                313
   55,000     AuRico Gold, Inc.                                                        346
   11,200     Barrick Gold Corp.                                                       329
  105,000     Centerra Gold, Inc.                                                      625
  104,700     Dundee Precious Metals, Inc.*                                            814
   54,000     Eldorado Gold Corp.                                                      515
   17,200     Goldcorp, Inc.                                                           578
   55,000     IAMGOLD Corp.                                                            396
   46,000     Kinross Gold Corp.                                                       365
   12,300     Newmont Mining Corp.                                                     515
   72,000     Osisko Mining Corp.*                                                     427
   11,400     Royal Gold, Inc.                                                         810
  250,000     Semafo, Inc.                                                             625

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5  | USAA Real Return Fund

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
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES     SECURITY                                                               (000)
------------------------------------------------------------------------------------------
   39,000     Yamana Gold, Inc.                                                   $    599
                                                                                  --------
                                                                                     8,079
                                                                                  --------
              SOUTH AMERICAN GOLD COMPANIES (0.1%)
   13,000     Compania de Minas Buenaventura S.A. ADR                                  338
                                                                                  --------
              Total Gold (cost: $14,842)                                            10,821
                                                                                  --------
              PLATINUM GROUP METALS (0.1%)
   26,000     Impala Platinum Holdings Ltd. (cost $649)                                383
                                                                                  --------
              SILVER (0.2%)
   36,000     Pan American Silver Corp. (cost $822)                                    590
                                                                                  --------
              EXCHANGE-TRADED FUNDS (4.3%)
  150,000     iShares Gold Trust*                                                    2,328
   15,000     Market Vectors Gold Miners ETF                                           568
  200,000     PowerShares DB Oil Fund*                                               5,400
   35,000     SPDR Gold Trust*                                                       5,405
                                                                                  --------
              Total EXCHANGE-TRADED FUNDS (cost: $13,886)                           13,701
                                                                                  --------
              Total Precious Metals and Commodity - Related Securities
                (cost: $30,199)                                                     25,495
                                                                                  --------
              GLOBAL REAL ESTATE EQUITY SECURITIES (5.7%)

              COMMON STOCKS (3.3%)

              REITs - INDUSTRIAL (0.2%)
   19,300     ProLogis, Inc.                                                           772
                                                                                  --------
              REITs - Office (0.5%)
    7,200     Boston Properties, Inc.                                                  728
    9,700     SL Green Realty Corp.                                                    835
                                                                                  --------
                                                                                     1,563
                                                                                  --------
              REITs - RESIDENTIAL (1.0%)
   16,600     American Campus Communities, Inc.                                        753
    5,750     AvalonBay Communities, Inc.                                              728
   11,000     Equity LifeStyle Properties, Inc.                                        845
   13,600     Equity Residential Properties Trust                                      749
                                                                                  --------
                                                                                     3,075
                                                                                  --------
              REITs - RETAIL (0.7%)
   15,700     Regency Centers Corp.                                                    831
    4,800     Simon Property Group, Inc.                                               761
    9,600     Taubman Centers, Inc.                                                    745
                                                                                  --------
                                                                                     2,337
                                                                                  --------
              REITs - SPECIALIZED (0.9%)
   10,020     American Tower Corp.                                                     771
   11,500     Extra Space Storage, Inc.                                                451
   12,400     Health Care REIT, Inc.                                                   842

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                                                   Portfolio of Investments |  6

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
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES     SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
   45,800     Host Hotels & Resorts, Inc.                                                     $    801
                                                                                              --------
                                                                                                 2,865
                                                                                              --------
              Total Common Stocks (cost: $9,885)                                                10,612
                                                                                              --------
              EXCHANGE-TRADED FUNDS (2.4%)
  178,700     SPDR Dow Jones International Real Estate ETF (cost: $7,196)                        7,686
                                                                                              --------
              Total Global Real Estate Equity Securities (cost: $17,081)                        18,298
                                                                                              --------

PRINCIPAL
AMOUNT                                                          COUPON
(000)         SECURITY                                            RATE        MATURITY
------------------------------------------------------------------------------------------------------
              BONDS (49.7%)

              CORPORATE OBLIGATIONS (26.4%)

              CONSUMER DISCRETIONARY (1.0%)
              -----------------------------
              APPAREL RETAIL (0.3%)
$   1,000     L Brands, Inc.                                      6.95%       3/01/2033          1,040
                                                                                              --------
              CASINOS & GAMING (0.4%)
    1,000     Caesars Entertainment Corp.                        11.25        6/01/2017          1,069
                                                                                              --------
              SPECIALTY STORES (0.3%)
      995     Harbor Freight Tools USA, Inc. (b)                  5.50       11/14/2017          1,009
                                                                                              --------
              Total Consumer Discretionary                                                       3,118
                                                                                              --------

              CONSUMER STAPLES (0.3%)
              -----------------------
              SOFT DRINKS (0.3%)
    1,000     Coca-Cola Co.                                       0.23 (c)    3/14/2014          1,000
                                                                                              --------

              ENERGY (5.1%)
              -------------
              COAL & CONSUMABLE FUELS (0.3%)
    1,000     Alpha Natural Resources, Inc.                       6.00        6/01/2019            927
                                                                                              --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
    1,000     Exterran Partner Exploration (a)                    6.00        4/01/2021            999
                                                                                              --------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
      500     Berry Petroleum Co.                                 6.75       11/01/2020            543
    1,000     Everest Acquisition, LLC                            6.88        5/01/2019          1,100
    1,000     QEP Resources, Inc.                                 6.80        3/01/2020          1,112
    1,000     Samson Investment Co. (b)                           6.00        9/25/2018          1,013
                                                                                              --------
                                                                                                 3,768
                                                                                              --------
              OIL & GAS REFINING & MARKETING (0.1%)
      500     Tesoro Corp. (b),(d)                                2.55        1/30/2016            507
                                                                                              --------
              OIL & GAS STORAGE & TRANSPORTATION (3.2%)
    1,000     Copano Energy, LLC                                  7.13        4/01/2021          1,160
    1,000     Enbridge Energy Partners, LP                        8.05       10/01/2037          1,151
    1,000     Enterprise Products Operating, LP                   7.00        6/01/2067          1,086
    1,000     Genesis Energy LP (a)                               5.75        2/15/2021          1,034
      325     Markwest Energy Partners Finance Corp.              6.25        6/15/2022            352
      875     Martin Midstream Partners, LP                       8.88        4/01/2018            945

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7  | USAA Real Return Fund

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
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$     964     NGPL PipeCo, LLC (b)                               6.75%        9/15/2017       $    980
    1,000     NGPL PipeCo, LLC (a)                               9.63         6/01/2019          1,125
    1,000     Southern Union Co.                                 3.32 (c)    11/01/2066            883
    1,310     Targa Resources Partners, LP (a)                   6.88         2/01/2021          1,441
                                                                                              --------
                                                                                                10,157
                                                                                              --------
              Total Energy                                                                      16,358
                                                                                              --------
              FINANCIALS (10.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    1,000     Bank of New York Mellon                            0.58 (c)     1/31/2014          1,002
      890     NTC Capital I                                      0.82 (c)     1/15/2027            772
    1,610     State Street Capital Trust IV                      1.28 (c)     6/15/2037          1,302
                                                                                              --------
                                                                                                 3,076
                                                                                              --------
              CONSUMER FINANCE (0.6%)
    1,000     American Express Co.                               6.80         9/01/2066          1,081
    1,000     American Express Credit Corp.                      1.13 (c)     6/24/2014          1,008
                                                                                              --------
                                                                                                 2,089
                                                                                              --------
              LIFE & HEALTH INSURANCE (2.0%)
    1,000     Great-West Life & Annuity Insurance Co. (a)        7.15         5/16/2046          1,068
    2,000     Lincoln National Corp.                             7.00         5/17/2066          2,060
    1,000     New York Life Global Funding (a)                   0.57 (c)     4/04/2014          1,003
    1,000     Principal Financial Global Fund, LLC               0.83 (c)     1/10/2031            787
    1,500     StanCorp Financial Group, Inc.                     6.90         6/01/2067          1,545
                                                                                              --------
                                                                                                 6,463
                                                                                              --------
              MULTI-LINE INSURANCE (1.7%)
    1,000     Genworth Financial, Inc.                           6.15        11/15/2066            919
    2,000     Glen Meadow (a)                                    6.51         2/12/2067          1,930
    1,500     Nationwide Mutual Insurance Co. (a)                5.81        12/15/2024          1,511
    1,000     ZFS Finance USA Trust II (a)                       6.45        12/15/2065          1,082
                                                                                              --------
                                                                                                 5,442
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
    1,000     ABN AMRO North America Holding Co. (a)             3.39 (c)             -(e)       1,000
   40,000     Citigroup Capital XIII Trust                       7.88        10/30/2040          1,147
    1,000     General Electric Capital Corp.                     0.94 (c)     4/07/2014          1,004
    1,000     General Electric Capital Corp.                     6.38        11/15/2067          1,063
    1,000     ILFC E-Capital Trust I (a)                         4.68 (c)    12/21/2065            885
    1,500     JPMorgan Chase Capital XXI                         1.25 (c)     2/02/2037          1,208
                                                                                              --------
                                                                                                 6,307
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (1.5%)
    1,000     Allstate Corp.                                     6.13         5/15/2037          1,071
    1,000     Chubb Corp.                                        6.38         3/29/2067          1,104
      500     HSB Group, Inc.                                    1.21 (c)     7/15/2027            415
    1,000     Ironshore Holdings, Inc. (a)                       8.50         5/15/2020          1,146
    1,000     Progressive Corp.                                  6.70         6/15/2037          1,110
                                                                                              --------
                                                                                                 4,846
                                                                                              --------
              REGIONAL BANKS (1.7%)
    1,000     BB&T Corp.                                         1.00 (c)     4/28/2014          1,006
    1,000     CoBank ACB (a)                                     0.88 (c)     6/15/2022            904
    1,000     Fifth Third Capital Trust IV                       6.50         4/15/2037          1,007
    1,000     First Maryland Capital Trust I                     1.30 (c)     1/15/2027            850
    2,000     KeyCorp Capital I                                  1.05 (c)     7/01/2028          1,650
                                                                                              --------
                                                                                                 5,417
                                                                                              --------
              REITs - MORTGAGE (0.3%)
      975     Walter Investment Management Corp. (b)             5.75        11/28/2017            994
                                                                                              --------
              Total Financials                                                                  34,634
                                                                                              --------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              GOVERNMENT (1.5%)
              -----------------
              SOVEREIGN DEBT (1.5%)
CAD 5,000     Canadian Government                                1.00%       11/01/2014       $  4,923
                                                                                              --------
              HEALTH CARE (0.8%)
              ------------------
              HEALTH CARE FACILITIES (0.8%)
$   1,000     Community Health Systems, Inc.                     7.13         7/15/2020          1,086
    1,500     HCA Holdings, Inc.                                 6.25         2/15/2021          1,603
                                                                                              --------
                                                                                                 2,689
                                                                                              --------
              Total Health Care                                                                  2,689
                                                                                              --------
              INDUSTRIALS (1.3%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
    1,000     Textron Financial Corp. (a)                        6.00         2/15/2067            915
    1,000     United Technologies Corp.                          0.56 (c)    12/02/2013          1,002
                                                                                              --------
                                                                                                 1,917
                                                                                              --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    1,000     John Deere Capital Corp.                           0.51 (c)     3/03/2014          1,002
                                                                                              --------
              SECURITY & ALARM SERVICES (0.4%)
    1,000     Geo Group, Inc.                                    6.63         2/15/2021          1,104
                                                                                              --------
              Total Industrials                                                                  4,023
                                                                                              --------
              INFORMATION TECHNOLOGY (0.7%)
              -----------------------------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,000     SunGard Data Systems, Inc.                         7.38        11/15/2018          1,075
                                                                                              --------
              OFFICE ELECTRONICS (0.3%)
    1,000     Xerox Corp.                                        1.11 (c)     5/16/2014            999
                                                                                              --------
              Total Information Technology                                                       2,074
                                                                                              --------
              TELECOMMUNICATION SERVICES (1.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    1,000     Frontier Communications Corp.                      7.88         1/15/2027            995
   40,000     Qwest Corp.                                        7.38         6/01/2051          1,063
                                                                                              --------
                                                                                                 2,058
                                                                                              --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
      500     SBA Telecommunications, Inc. (a)                   5.75         7/15/2020            522
    1,000     Sprint Nextel Corp.                                6.00        11/15/2022          1,032
                                                                                              --------
                                                                                                 1,554
                                                                                              --------
              Total Telecommunication Services                                                   3,612
                                                                                              --------
              UTILITIES (3.8%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
    1,350     NextEra Energy Capital Holdings, Inc.              6.65         6/15/2067          1,449
    1,000     PPL Capital Funding, Inc.                          6.70         3/30/2067          1,064
                                                                                              --------
                                                                                                 2,513
                                                                                              --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
    1,000     AES Corp.                                          7.38         7/01/2021          1,165
    1,000     Calpine Construction Finance Co., LP (a)           7.50         2/15/2021          1,103
      980     Calpine Corp. (b)                                  4.00         4/02/2018            994
    1,000     NRG Energy, Inc. (a)                               6.63         3/15/2023          1,065
                                                                                              --------
                                                                                                 4,327
                                                                                              --------

================================================================================

9  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (1.6%)
$   1,000     Dominion Resources, Inc.                           2.58% (c)    9/30/2066       $    941
    1,000     Integrys Energy Group, Inc.                        6.11        12/01/2066          1,061
    1,900     Puget Sound Energy, Inc.                           6.97         6/01/2067          2,033
    1,000     Wisconsin Energy Corp.                             6.25         5/15/2067          1,086
                                                                                              --------
                                                                                                 5,121
                                                                                              --------
              Total Utilities                                                                   11,961
                                                                                              --------
              Total Corporate Obligations (cost: $80,545)                                       84,392
                                                                                              --------
              EURODOLLAR AND YANKEE OBLIGATIONS (9.8%)

              CONSUMER STAPLES (0.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
    1,000     Viterra, Inc. (a)                                  5.95         8/01/2020          1,078
                                                                                              --------
              PACKAGED FOODS & MEAT (0.2%)
      500     JBS S.A.                                          10.50         8/04/2016            572
                                                                                              --------
              Total Consumer Staples                                                             1,650
                                                                                              --------
              ENERGY (0.7%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.7%)
    2,000     TransCanada Pipelines Ltd.                         6.35         5/15/2067          2,135
                                                                                              --------
              FINANCIALS (5.8%)
              -----------------
              CONSUMER FINANCE (0.3%)
    1,000     Daimler Finance N.A., LLC (a)                      1.09 (c)     4/10/2014          1,004
                                                                                              --------
              DIVERSIFIED BANKS (2.2%)
    1,580     Barclays Bank plc                                  0.75 (c)             -(e)         823
    1,000     Commonwealth Bank of Australia (a)                 1.01 (c)     3/17/2014          1,007
    2,000     HSBC Bank plc                                      0.75 (c)             -(e)       1,161
    1,000     National Australia Bank Ltd. (a)                   1.25 (c)     7/25/2014          1,011
    1,000     Nordea Bank AB (a)                                 1.21 (c)     1/14/2014          1,007
    1,000     Royal Bank of Scotland Group plc                   9.50         3/16/2022          1,155
    1,000     Westpac Banking Corp. (a)                          1.55 (c)     1/30/2014          1,009
                                                                                              --------
                                                                                                 7,173
                                                                                              --------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
    1,000     Deutsche Bank Capital Trust IV                     4.59 (c)             -(e)         810
                                                                                              --------
              MULTI-LINE INSURANCE (0.8%)
    2,000     AXA S.A.                                           2.11 (c)             -(e)       1,280
    1,564     Oil Insurance Ltd. (a)                             3.29 (c)             -(e)       1,444
                                                                                              --------
                                                                                                 2,724
                                                                                              --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   40,000     ING Groep N.V.                                     7.20                 -(e)       1,023
   10,000     ING Groep N.V.                                     8.50                 -(e)         261
    1,000     KFW                                                0.35 (c)     3/13/2015          1,001
                                                                                              --------
              Total Other Diversified Financial Services                                         2,285
                                                                                              --------
              PROPERTY & CASUALTY INSURANCE (0.7%)
    2,000     QBE Capital Funding III, LP (a)                    7.25         5/24/2041          2,103
                                                                                              --------
              REINSURANCE (0.5%)
    1,500     Swiss Re Capital I, LP (a)                         6.85                 -(e)       1,595
                                                                                              --------
              SOVEREIGN DEBT (0.3%)
    1,000     Kommunalbanken A/S (NBGA)(a)                       0.40 (c)    10/21/2013          1,001
                                                                                              --------
              Total Financials                                                                  18,695
                                                                                              --------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)         SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
              HEALTH CARE (0.5%)
              ------------------
              PHARMACEUTICALS (0.5%)
$   1,500     Valeant Pharmaceuticals International, Inc. (a)    6.75 %       8/15/2021       $  1,605
                                                                                              --------
              INDUSTRIALS (0.7%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.7%)
    2,000     Hutchison Whampoa Ltd. (a)                         6.00                 -(e)       2,145
                                                                                              --------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
      995     Magic Newco, LLC (b)                               7.25        12/12/2018          1,012
                                                                                              --------
              MATERIALS (1.3%)
              ----------------
              GOLD (0.4%)
    1,000     Eldorado Gold Corp. (a)                            6.13        12/15/2020          1,043
                                                                                              --------
              PAPER PRODUCTS (0.5%)
    1,500     Mercer International, Inc.                         9.50        12/01/2017          1,646
                                                                                              --------
              STEEL (0.4%)
    1,300     ArcelorMittal                                      4.25         2/25/2015          1,344
                                                                                              --------
              Total Materials                                                                    4,033
                                                                                              --------
              Total Eurodollar and Yankee Obligations (cost: $29,774)                           31,275
                                                                                              --------
              ASSET-BACKED SECURITIES (3.6%)

              FINANCIALS (3.6%)
              -----------------
              ASSET-BACKED FINANCING (3.6%)
    2,000     Access Group, Inc. (a)                             0.70         2/25/2036          1,993
      651     Ari Fleet Lease Trust (a)                          0.75         3/15/2020            653
    1,000     Arran Residential Mortgages Funding plc (a)        1.74        11/19/2047          1,016
    1,000     Bank of America Credit Card Trust                  4.95         3/15/2016          1,025
    2,000     Educational Funding of the South                   0.95         4/25/2035          2,018
      736     Holmes Master Issuer plc (a)                       1.70        10/15/2054            742
       37     MMAF Equipment Finance, LLC (a)                    0.90         4/15/2014             37
    1,978     Nelnet Student Loan Trust (a)                      0.80         4/25/2028          1,985
    2,000     Trip Rail Master Funding, LLC (a)                  2.70         7/15/2041          2,058
                                                                                              --------
                                                                                                11,527
                                                                                              --------
              Total Financials                                                                  11,527
                                                                                              --------
              Total Asset-Backed Securities (cost: $11,523)                                     11,527
                                                                                              --------
              COMMERCIAL MORTGAGE SECURITIES (2.8%)

              FINANCIALS (2.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (2.8%)
    2,000     Bear Stearns Commercial Mortgage Securities,
                 Inc.                                            4.99         9/11/2042          2,064
    1,000     GE Capital Commercial Mortgage Corp.               5.33         3/10/2044            994
    1,000     GS Mortgage Securities Corp. II                    5.64         8/10/2038            920
    1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.04        10/15/2042          1,039
    1,000     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                5.57         4/15/2043            994
    1,000     Merrill Lynch Mortgage Trust                       5.14         7/12/2038          1,056
      500     Merrill Lynch Mortgage Trust                       5.67         5/12/2039            492
      400     Morgan Stanley Capital I, Inc.                     5.82         6/11/2042            419

================================================================================

11  | USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)/SHARES  SECURITY                                            RATE        MATURITY           (000)
------------------------------------------------------------------------------------------------------
$     1,000   Wachovia Bank Commercial Mortgage Trust            5.37 %      12/15/2044       $  1,007
                                                                                              --------
                                                                                                 8,985
                                                                                              --------
              Total Financials                                                                   8,985
                                                                                              --------
              Total Commercial Mortgage Securities (cost: $8,130)                                8,985
                                                                                              --------
              U.S. TREASURY SECURITIES (6.8%)

              INFLATION-INDEXED NOTES (6.8%)
      1,088   1.25%, 4/15/2014                                                                   1,125
      8,447   1.25%, 7/15/2020(g)                                                               10,097
      6,435   2.50%, 1/15/2029(g)                                                                9,005
      1,111   2.63%, 7/15/2017                                                                   1,337
                                                                                              --------
              Total U.S. Treasury Securities (cost: $18,444)                                    21,564
                                                                                              --------
              MUNICIPAL BONDS (0.3%)

              APPROPRIATED DEBT (0.3%)
      1,000   Univ. of California (cost: $1,000)                 0.78 (c)     7/01/2041(h)       1,002
                                                                                              --------
              Total Bonds (cost: $149,416)                                                     158,745
                                                                                              --------
              MONEY MARKET INSTRUMENTS (8.4%)

              VARIABLE-RATE DEMAND NOTES (0.3%)

              MUNICIPAL BONDS (0.3%)
              ----------------------
              AIRPORT/PORT (0.3%)
      1,000   Clark County (LOC - Landesbank Baden-
                 Wurttemberg) (cost: $1,000)                     0.36         7/01/2029          1,000
                                                                                              --------
              MONEY MARKET FUNDS (8.1%)

 25,834,858   State Street Institutional Liquid Reserve Fund, 0.13%(i)                          25,835
                                                                                              --------
              Total Money Market Instruments (cost: $26,835)                                    26,835
                                                                                              --------

              TOTAL INVESTMENTS (COST: $308,468)                                              $318,406
                                                                                              ========

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

($ IN 000's)                                           VALUATION HIERARCHY
                                                       -------------------

                                             (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES        OTHER        SIGNIFICANT
                                              IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                               MARKETS       OBSERVABLE        INPUTS
                                            FOR IDENTICAL      INPUTS
ASSETS                                         ASSETS                                          TOTAL
----------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                              $ 32,580        $     --           $--        $ 32,580
   Preferred Stocks                                 --           1,021            --           1,021
   Fixed-Income Exchange-Traded Funds            5,158              --            --           5,158
International Equity Securities:
   Common Stocks                                 4,914              --            --           4,914
   Equity Exchange-Traded Funds                 33,672              --            --          33,672
   Fixed-Income Exchange-Traded Funds           11,688              --            --          11,688
Precious Metals And Commodity-Related
Securities:
   Gold                                         10,821              --            --          10,821
   Platinum Group Metals                           383              --            --             383
   Silver                                          590              --            --             590
   Exchange-Traded Funds                        13,701              --            --          13,701
Global Real Estate Equity Securities:
   Common Stocks                                10,612              --            --          10,612
   Exchange-Traded Funds                         7,686              --            --           7,686
Bonds:
   Corporate Obligations                         1,063          83,329            --          84,392
   Eurodollar And Yankee Obligations                --          31,275            --          31,275
   Asset-Backed Securities                          --          11,527            --          11,527
   Commercial Mortgage Securities                   --           8,985            --           8,985
   U.S. Treasury Securities                     21,564              --            --          21,564
   Municipal Bonds                                  --           1,002            --           1,002
Money Market Instruments:
   Variable-Rate Demand Notes                       --           1,000            --           1,000
   Money Market Funds                           25,835              --            --          25,835
----------------------------------------------------------------------------------------------------
Total                                         $180,267        $138,139           $--        $318,406
----------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, equity securities with a fair value of $1,174,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A preferred stock with a fair value $256,000 was transferred from Level 1 to Level 2 as a result of a change in methodology being reported by pricing service at the beginning of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

14  | USAA Real Return Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

================================================================================

15  | USAA Real Return Fund

================================================================================

markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks, certain bonds, which are valued based on methods discussed in Note A5, and all variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $500,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

D. NEW ACCOUNTING PRONOUNCEMENTS -
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

E. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2013, were $17,320,000 and $7,382,000, respectively, resulting in net unrealized appreciation of $9,938,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $319,486,000 at March 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 30.7% of net assets at March 31, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

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17  | USAA Real Return Fund

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U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

CAD     Canadian dollars

REIT    Real estate investment trust

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the Norway Government.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

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                                         Notes to Portfolio of Investments |  18

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(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2013.

(d) At March 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $507,000.

(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f) In U.S. dollars unless otherwise noted.

(g) At March 31, 2013, portions of these securities were segregated to cover delayed-delivery purchases.

(h) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(i) Rate represents the money market fund annualized seven-day yield at March 31, 2013.

*   Non-income-producing security.

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19  | USAA Real Return Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.